Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity	Equity
The ordinary shares and convertible preferred shares are classified as equity.

Number of shares	As at December 31,
	2022	2021
Ordinary shares issued (€0.15 par value per share)	138,346,968	105,190,223
Convertible preferred shares registered	20,514	48,862
TOTAL SHARES ISSUED	138,367,482	105,239,085
Less Treasury shares	(124,322)	(124,322)
OUTSTANDING SHARES	138,243,160	105,114,763
Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, if any, from the proceeds.
When the Company purchases its own equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes, if any) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled, reissued or otherwise disposed of. In cases where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects is included in equity attributable to the Company’s equity holders.
The profit or loss for the year is fully included in net result, while other comprehensive income solely affects retained earnings and other reserves.
The Company has issued stock options to employees under various employee stock option plans (ESOPs) established in 2013, 2015, and 2016. In total, 1,114,963 employee stock options (of which 615,918 were granted from ESOP 2013, 478,845 from ESOP 2015 and 20,200 from ESOP 2016) were exercised in the exercise period opened in January 2022, which resulted in an increase of 1,176,391 ordinary shares. Additionally, 28,348 preferred shares for the Group’s Executive Managers from the free convertible preferred share (FCPS) plan 2017-2021 were converted into 772,070 ordinary shares. 636,648 free ordinary shares for the benefit of Management Board and Management Committee members from the free share plan 2019-2023 were fully vested and transferred to their beneficiaries on March 25, 2022.
In June 2022, Pfizer invested €90.6 ($95) million net representing 9,549,761 shares at a price of €9.49 per share through a reserved capital increase. The cost of equity transactions in the amount of €0.1 million, which were directly attributable to the issue of new shares, are shown in equity as a deduction, net of tax, from the proceeds. For more details see to Note 5.1.
In October 2022, the Company announced the closing of its global offering (the Global Offering) to specified categories of investors of an aggregate of 21,000,000 new ordinary shares, consisting of a public offering of 375,000 American Depositary Shares (ADSs), each representing two ordinary shares, in the United States at an offering price of $9.51 per ADS, and a concurrent private placement of 20,250,000 ordinary shares in Europe (including in France) and other countries outside of the United States at the corresponding offering price of €4.90 per ordinary share. Aggregate gross proceeds of the Global Offering, before deducting underwriting commissions and estimated expenses payable by the Company, were approximately €102.9 million ($99.9 million). The cost of equity transactions in the amount of €7.4 million, which were directly attributable to the issue of new shares, are shown in equity as a deduction, net of tax, if any, from the proceeds.
Conditional and authorized capital
As at December 31, 2022, the Company had 7,267,281 shares of conditional capital in connection with (see Note 5.23):
•the possible exercise of existing stock options;
•the possible exercise of existing equity warrants (BSAs);
•the possible final grant of existing Free Ordinary Shares;
•the possible final grant and conversion of existing Free Convertible Preferred Shares;
Pursuant to resolution No. 28 of the Combined General Meeting held on June 23, 2022, the maximum aggregate amount of capital increases that may be carried out, with immediate effect or in the future, under resolutions 20 to 27 of said Meeting, may not exceed €5,175,000, it being specified that to this maximum aggregate amount will be added the additional nominal amount of shares or securities to be issued in accordance with applicable legal or regulatory provisions and, if applicable, with contractual provisions providing for other forms of adjustment, in order to preserve the rights of the holders of securities or other rights giving immediate and/or future access to the capital of the Company.
5.22.1 Other reserves

(In € thousand)	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2021	52,820	(2,474)	(898)	12,368	(9,474)	52,342
Currency translation differences	—	(2,877)	—	—	—	(2,877)
Defined benefit plan actuarial losses	—	205	—	—	—	205
Share-based compensation expense:
Value of services	—	—	—	2,632	—	2,632
Purchase/sale of treasury shares	—	—	253	—	(43)	209
BALANCE AS AT DECEMBER 31, 2021	52,820	(5,146)	(645)	15,000	(9,517)	52,512

(In € thousand)	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2022	52,820	(5,146)	(645)	15,000	(9,517)	52,512
Currency translation differences	—	(73)	—	—	—	(73)
Defined benefit plan actuarial gains	—	178	—	—	—	178
Share-based compensation expense:
Value of services	—	—	—	2,635	—	2,635
Purchase/sale of treasury shares	—	—	—	—	—	—
BALANCE AS AT DECEMBER 31, 2022	52,820	(5,041)	(645)	17,636	(9,517)	55,252
Regulated non-distributable reserve relates to a mandatory legal reserve from the merger with Intercell AG.
The Company did not obtain a dividend from its subsidiaries or associates nor paid a dividend to its shareholders in 2022 and 2021.